Accounts receivable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2023	December 31, 2022	December 31, 2021
Gross value	8,528	8,537	7,705
Allowances	(95)	(113)	(137)
Carrying amount	8,433	8,424	7,568
The impact of allowances against accounts receivable in 2023 was a net expense of €8 million (versus a net amount of less than €1 million in 2022 and a net expense of €12 million in 2021).
The gross value of overdue receivables was €689 million as of December 31, 2023, versus €452 million as of December 31, 2022 and €455 million as of December 31, 2021.

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2023	689	269	154	123	62	81
December 31, 2022	452	118	161	87	35	51
December 31, 2021	455	169	151	67	12	56
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was €761 million as of December 31, 2023 (€131 million as of December 31, 2022 and €3 million as of December 31, 2021). The residual guarantees relating to such transfers were immaterial as of December 31, 2023.